Analysis of operating revenues and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2019
Analysis of operating revenues and segmental analysis
Schedule of reportable segment information

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
External revenues (i)	7,697.4	7,151.0	6,647.8

Reportable segment profit after income tax (ii)	885.0	1,450.2	1,315.9

Other segment information:
Depreciation	(640.5)	(561.0)	(497.5)
Finance expense	(59.1)	(60.1)	(67.2)
Finance income	3.7	2.0	4.2
Capital expenditure – cash	(1,546.7)	(1,470.6)	(1,449.8)

	At March 31,	At March 31,	At March 31,
	2019	2018	2017
	€M	€M	€M
Reportable segment assets	13,250.7	12,361.8	11,989.7
Reportable segment liabilities	8,035.8	7,892.9	7,566.7

(i)	External revenues includes €134.5m of Laudamotion revenues for the year ended March 31, 2019 only.
(ii)	Reportable segment profit after income tax includes €139.5m of Laudamotion losses for the year ended March 31, 2019.

Schedule of geographical information for revenue by country of origin

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2019	2018	2017
	€M	€M	€M
United Kingdom	1,715.3	1,644.7	1,690.3
Italy	1,440.8	1,358.7	1,270.0
Spain	1,005.6	929.6	820.6
Germany	773.2	643.6	543.4
Ireland	529.8	500.6	739.0
Other European countries	2,232.7	2,073.8	1,584.5
	7,697.4	7,151.0	6,647.8